Expense Example - PGIM Securitized Credit Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	414	4,683	7,303	10,239	268	6,750	7,812	8,011	66	369	694	1,615	61	6,689	7,875	8,131